Schedule net deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 51,463	$ 33,799
Liability to licensor	4,159	4,159
Goodwill	2,427	2,683
Lease liability	1,302	176
Accrued compensation		556
Research credit carryforwards	15,424	13,221
Section 174 cost capitalization	30,808	36,951
Section 59(e) cost capitalization	6,300	7,350
Stock-based compensation	3,635	3,938
Deferred gain	1,491
Fixed assets	4
Other	81	5
Gross deferred tax assets	117,094	102,838
Less: valuation allowance	(115,932)	(102,655)
Total deferred tax assets	1,162	183
Fixed assets		(75)
Operating lease right-of-use asset	(1,162)	(108)
Total deferred tax liabilities	(1,162)	(183)
Net deferred tax assets